LEASES - Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating right-of-use assets	$ 32,853	$ 48,729
Current operating lease liabilities	13,391	17,541
Non-current operating lease liabilities	23,446	35,530
Total lease liabilities	$ 36,837	$ 53,071